Restructuring and other items	9 Months Ended
Sep. 30, 2014
Restructuring and other items
4. Restructuring and other items

Restructuring and other items recognized comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Restructuring charges	$-	$-	$-	$9,033
Total	$-	$-	$-	$9,033

Prior Period Restructuring Charges

Restructuring and other items of $9.0 million were recorded during the year ended December 31, 2013. During Q1 and Q2 2013 the Company conducted a review of its operations. This review resulted in the adoption of an initial restructuring plan, which included the closure of its Phase I facility in Omaha, Nebraska. This followed the expansion of the Company’s Phase I facility in San Antonio, Texas and the consolidation of the Company’s US Phase I capabilities in this location. The restructuring plan also included resource rationalizations in certain areas of the business to improve resource utilization. Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
		(in thousands)
Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Residual balance from prior periods	-	130	130
Total provision recognized	8,131	1,032	9,163
Cash payments	(6,544)	(199)	(6,743)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)

Provision at December 31, 2013	$1,491	$833	$2,324
Cash payments	(999)	(337)	(1,336)
Amounts released	-	(142)	(142)
Foreign exchange movement	(1)	11	10

Provision at September 30, 2014	$491	$365	$856